Background, Principal Activities and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.	Background, Principal Activities and Basis of Presentation

Background

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2015	2016

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	81.80%	82.55%
Integrated Microdisplays Limited	LCOS design	Hong Kong	81.80%	82.55%
Himax Display (USA) Inc.	LCOS and MEMS design, sales and technical support	California, USA	81.80%	82.55%
Himax Analogic, Inc.	IC design and sales	ROC	98.61%	98.62%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2015	2016

Himax Imaging, Ltd.	IC design and sales	ROC	93.65%	93.84%
Himax Imaging Corp.	IC design	California, USA	93.65%	93.84%
Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	99.21%	99.21%
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Liqxtal Technology Inc.	LC Lens design and sales	ROC	64.00%	64.00%

Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009.

Principal Activities

Himax Technologies, Inc. and subsidiaries (collectively, the Company) is a fabless semiconductor solution provider dedicated to display imaging processing technologies. The Company is a worldwide market leader in display driver ICs and timing controllers used in TVs, laptops, monitors, mobile phones, tablets, digital cameras, car navigation, virtual reality (VR) devices and many other consumer electronics devices. Additionally, the Company designs and provides controllers for touch sensor displays, in-cell Touch and Display Driver Integration (TDDI) single-chip solutions, LED driver ICs, power management ICs, scaler products for monitors and projectors, tailor-made video processing IC solutions, silicon IPs and LCOS micro-displays for augmented reality (AR) devices and head-up displays (HUD) for automotive. The Company also offers digital camera solutions, including CMOS image sensors and wafer level optics for AR devices, 3D depth scanning and machine vision, which are used in a wide variety of applications such as mobile phone, tablet, laptop, TV, PC camera, automobile, security, medical devices and Internet of Things.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (“US GAAP”).